Stockholder's equity (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jan. 12, 2018	Dec. 15, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2010
Cash Dividends
Cash dividends paid			$ 38,722	$ 38,736	$ 38,729
Dividends declared per common share		$ 0.10	$ 0.40	$ 0.40	$ 0.40
Dividends paid per common share (in dollars per share)	$ 0.10
KapStone Paper and Packaging Corporation Employee Stock Purchase Plan | Stock awards
Stockholder's equity
Shares reserved for future purchases						1,000,000
Common Stock, net of Treasury Stock
Stockholder's equity
Common stock reserved for issuance (in shares)			6,300,000
Common Stock, net of Treasury Stock | Stock awards
Stockholder's equity
Share reserved for issuance			5,600,000
Common Stock, net of Treasury Stock | KapStone Paper and Packaging Corporation Employee Stock Purchase Plan
Stockholder's equity
Discount from the market price on the common stock issued (as a percent)						5.00%
Shares issued under ESPP			46,743	62,636
Share reserved for issuance			700,000